American Century International Bond Funds Summary Prospectus and Prospectus Supplement Global Bond Fund International Bond Fund
Supplement dated August 6, 2021 ■ Summary Prospectus and Prospectus dated March 1, 2021

Abdelak Adjriou will no longer serve as a portfolio manager for the funds effective August 24, 2021.

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